Events After Reporting Period	12 Months Ended
Jun. 30, 2026
Events After Reporting Period [Abstract]
Events after reporting period
30.	Events after reporting period

The Company has assessed all events from June 30, 2026, up through October 8, 2026 which is the date that these consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated financial statements.

On July 23, 2026, Damond Morales, et al. v. Linkers Industries Limited., et al., Index No. 159271/2026, filed (the “Morales Action”), as disclosed in Note 29.

On July 30, 2026, the board of directors approved the increase of the authorized shares of the Company from 4,000,000 ordinary shares comprising (i) 3,750,000 Class A ordinary shares with par value USD 0.0025 each (“Class A Ordinary Shares”) and (ii) 250,000 Class B ordinary shares with par value USD 0.0025 each (“Class B Ordinary Shares”) to 10,000,000 ordinary shares comprising (i) 9,750,000 Class A Ordinary Shares with a par value of USD 0.0025 each; and (ii) 250,000 Class B Ordinary Shares with a par value USD 0.0025 each, the filing and registration of the New M&A was accepted by the Registrar of Corporate Affairs in the British Virgin Islands at the same day.

On August 14, 2026, Linkers Hong Kong Limited, a wholly-owned subsidiary of Linkers Asia Pacific Limited, was incorporated in the British Virgin Islands with an initial issuance of one ordinary share. On August 26, 2026, the subsidiary allotted an additional 99 ordinary shares, bringing the total issued and outstanding shares to 100 ordinary shares. The principal activity of the subsidiary is investment holding.